Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	5 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	May 04, 2020
Accounting Policies [Abstract]
Deferred offering costs			$ 19,800,000
Deferred underwriting commissions	$ 12,075,000	$ 12,075,000	$ 12,100,000
Unrecognized tax benefits	0	0
Unrecognized tax benefits, accrued for interest and penalties	0	0
Class of Stock [Line Items]
Interest income	36,875	36,875
Interest income, tax purposes		36,875
FDIC insured amount	$ 250,000	$ 250,000
Common Class A
Class of Stock [Line Items]
Common stock, shares subject to possible redemption	32,877,109	32,877,109
Net income (loss) available to common stockholder, basic and diluted		$ 0
Common Class A | Private Placement
Class of Stock [Line Items]
Securities excluded from the calculation of basic loss per ordinary share		17,433,333